Summary of Significant Accounting Policies (Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Summary of Significant Accounting Policies [Line Items]
Intangible Assets Disclosure [Text Block]	December 31, 2011
Net unrealized gain (loss) on hedging agreements	$ (2,628)	$ (2,756)
Net unrealized gain on available-for-sale securities	6,053	9,742
Accumulated other comprehensive income (loss)	3,425	6,986
Reedemable Non Controlling Interest [Member]
Summary of Significant Accounting Policies [Line Items]
Net unrealized gain (loss) on hedging agreements	377	373
Net unrealized gain on available-for-sale securities	328	353
Accumulated other comprehensive income (loss)	705	726
Noncontrolling Interest [Member]
Summary of Significant Accounting Policies [Line Items]
Net unrealized gain (loss) on hedging agreements	(3,488)	(3,563)
Net unrealized gain on available-for-sale securities	1,775	2,263
Accumulated other comprehensive income (loss)	(1,713)	(1,300)
Stockholders' Equity, Total [Member]
Summary of Significant Accounting Policies [Line Items]
Net unrealized gain (loss) on hedging agreements	(5,739)	(5,946)
Net unrealized gain on available-for-sale securities	8,156	12,358
Accumulated other comprehensive income (loss)	$ 2,417	$ 6,412